Notes to the consolidated financial statements - Cost of sales (Details) - Cost of sales - Operative Expenses [Member] - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes to the Consolidated Statements of Operations
Personnel	€ (12,395)	€ (8,188)
Materials	(5,369)	(4,534)
Third-party services	(21,366)	(5,453)
Maintenance and lease	(1,198)	(580)
Amortization and depreciation	(1,028)	(1,170)
Other	(333)	(710)
Total	€ (41,690)	€ (20,634)